Morgan Stanley Series Funds
522 Fifth Avenue
New York, NY 10036
September 30, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549
Attention: Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley Series Funds Securities Act File No. 333-143505 Investment Company Act File No. 811-22075 Post-Effective Amendment No. 11
Dear Mr. Greene:
We are writing to you on behalf of Morgan Stanley Alternative Opportunities Fund, a series of Morgan Stanley Series Funds (the “Trust”), in order to request selective review of Post-Effective Amendment No. 11 to the Trust’s registration statement on Form N-1A to be filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Amendment”). Please note that this Amendment contains only the Prospectus and Statement of Additional Information relating to the Morgan Stanley Alternative Opportunities Fund, one of several series of the Trust.
The Trust is incorporating changes to the Prospectus and Statement of Additional Information of Morgan Stanley Alternative Opportunities Fund in compliance with changes to Form N-1A, effective March 31, 2009. Aside from usual and customary “annual update” changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Trust will make only those disclosure changes necessary to reflect and implement the revisions to Form N-1A with respect to Morgan Stanley Alternative Opportunities Fund.
The Trust believes that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of the Amendment limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, as discussed above. Selective review would serve to expedite the review process for the Trust as well as use the staff’s time more effectively.
Pursuant to the requirements of IC-13768, the Trust will file a copy of this letter with the Amendment.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.296.6982 (tel) or (212.404.4691) (fax) or Sheelyn M. Michael 212.698.3623 (tel) or 212.698.3599 (fax).
Very truly yours,
/s/ Edward Meehan
Edward Meehan

cc:	Richard Pfordte Frank Donaty